Per Share Amounts (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [abstract]
Weighted average common shares - basic (in shares)	769,180	803,435	[1]
Dilutive effect of share awards (in shares)	0	4,276
Weighted average common shares - diluted (in shares)	769,180	807,711	[1]

[1]	Comparative period has been revised to reflect current period presentation